Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the Pay Versus Performance Table (set forth below) is required to include “compensation actually paid,” as calculated per SEC disclosure rules, to the Company’s principal executive officer (“PEO”) and the Company’s non-PEO named executive officers (“NEOs”), as noted below. “Compensation actually paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the Executive Compensation Discussion and Analysis. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs.

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	PAY VERSUS PERFORMANCE				Net Income (loss) (h)	Consolidated Adjusted Income Before Income Taxes (i)(4)
			Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)
2025	$3,727,172	$3,541,956	$1,486,006	$1,424,935	$76.72	$186.96	$23,800,000	$35,300,000
2024	$5,880,378	$6,004,840	$1,702,660	$1,721,649	$93.87	$159.03	$31,800,000	$52,526,000
2023	$5,726,975	$10,204,842	$1,986,873	$2,885,214	$94.61	$127.76	$7,800,000	$47,300,000
2022	$3,983,924	$2,053,461	$1,281,790	$930,575	$41.67	$101.05	$(14,200,000)	$25,600,000
2021	$6,177,464	$3,900,081	$1,430,325	$1,032,246	$69.74	$125.89	$(24,800,000)	$(18,500,000)
(1)	Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025, 2024, 2023, 2022 and 2021, our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
(2)	For 2025, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

Matthew V. Crawford	2025
Summary Compensation Table Total for PEO (column (b))	$3,727,172
- aggregate change in actuarial present value of pension benefits	$18,234
+ service cost of pension benefits	$8,083
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$984,000
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,256,400
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$906,100
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- the difference between the fair value as of the end of the prior fiscal year and the vesting date	+$359,468
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year	$99,167
Compensation Actually Paid to PEO (column (c))	$3,541,956

AVERAGE FOR NON-PEO NEOS	2025
Average SCT Total for Non-PEO NEOs (column (d))	$1,486,006
- aggregate change in actuarial present value of pension benefits	$17,308
+ service cost of pension benefits	$8,103
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$410,000
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$523,500
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$270,279
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- the difference between the fair value as of the end of the prior fiscal year and the vesting date	+$79,340
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year	$25,573
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,424,935
(3)	For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021 as applicable. For purposes of this pay versus performance disclosure, our peer group is the NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
(4)	Consolidated adjusted income before income taxes is calculated as described in the Executive Compensation Discussion and Analysis section above.

Company Selected Measure Name		Consolidated Adjusted Income Before Income Taxes
Named Executive Officers, Footnote [Text Block]		Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025, 2024, 2023, 2022 and 2021, our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
Peer Group Issuers, Footnote		For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021 as applicable. For purposes of this pay versus performance disclosure, our peer group is the NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount		$ 3,727,172	$ 5,880,378	$ 5,726,975	$ 3,983,924	$ 6,177,464
PEO Total Compensation Amount	[1],[2]	$ 3,541,956	6,004,840	10,204,842	2,053,461	3,900,081
Adjustment To PEO Compensation, Footnote

Matthew V. Crawford	2025
Summary Compensation Table Total for PEO (column (b))	$3,727,172
- aggregate change in actuarial present value of pension benefits	$18,234
+ service cost of pension benefits	$8,083
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$984,000
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,256,400
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$906,100
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- the difference between the fair value as of the end of the prior fiscal year and the vesting date	+$359,468
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year	$99,167
Compensation Actually Paid to PEO (column (c))	$3,541,956

Non-PEO NEO Average Total Compensation Amount		$ 1,486,006	1,702,660	1,986,873	1,281,790	1,430,325
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,424,935	1,721,649	2,885,214	930,575	1,032,246
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2025
Average SCT Total for Non-PEO NEOs (column (d))	$1,486,006
- aggregate change in actuarial present value of pension benefits	$17,308
+ service cost of pension benefits	$8,103
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$410,000
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$523,500
+/- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$270,279
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- the difference between the fair value as of the end of the prior fiscal year and the vesting date	+$79,340
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid on equity awards in the covered year	$25,573
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,424,935

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the financial performance measure that we believe represents the most important and only financial performance measure we use to link compensation actually paid to our NEOs for fiscal 2025 to our performance:

Consolidated Adjusted Income Before Income Taxes

Total Shareholder Return Amount	[3]	$ 76.72	93.87	94.61	41.67	69.74
Peer Group Total Shareholder Return Amount	[3]	186.96	159.03	127.76	101.05	125.89
Net Income (Loss) Attributable to Parent		$ 23,800,000	$ 31,800,000	$ 7,800,000	$ (14,200,000)	$ (24,800,000)
Company Selected Measure Amount	[4]	35,300,000	52,526,000	47,300,000	25,600,000	(18,500,000)
PEO Name		Matthew V. Crawford	Matthew V. Crawford	Matthew V. Crawford	Matthew V. Crawford	Matthew V. Crawford
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Consolidated Adjusted Income Before Income Taxes
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (18,234)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,083
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(984,000)
PEO [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,256,400
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(906,100)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		359,468
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		99,167
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(17,308)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,103
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(410,000)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		523,500
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(270,279)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		79,340
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 25,573

[1]	For 2025, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
[2]	Matthew V. Crawford served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025, 2024, 2023, 2022 and 2021, our non-PEO named executive officers (“NEOs”) were Patrick W. Fogarty and Robert D. Vilsack.
[3]	For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021 as applicable. For purposes of this pay versus performance disclosure, our peer group is the NASDAQ U.S. Benchmark TR Index (U.S. companies) (the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
[4]	Consolidated adjusted income before income taxes is calculated as described in the Executive Compensation Discussion and Analysis section above.